Summary of Significant Accounting Policies (Policies)	1 Months Ended	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
PCI was identified as the Predecessor through an analysis of various factors, including the size, financial characteristics, and ongoing management. The year ended December 31, 2018 (the “
Predecessor 2018 Period
”), the year ended December 31, 2019 and as of December 31, 2019 (collectively, the “
Predecessor 2019 Period
”) and the period from January 1, 2020 to October 22, 2020 (the “
Predecessor 2020 Period
”) relate to the predecessor period for BigBear and include all of the accounts of PCI only. The period from May 22, 2020 (inception) through December 31, 2020 and as of December 31, 2020 (collectively, the “
Successor 2020 Period
”) relate to activity of BigBear and its subsidiaries. The Successor 2020 Period begins before the Predecessor 2020 Period ended due to the acquisitions that took place prior to the acquisition of PCI.
The PCI, NuWave, Open Solutions, and ProModel acquisitions were accounted for as business combinations in accordance with Financial Accounting Standards Board (“
FASB
”) Accounting Standards Codification (“
ASC
”) 805,
 Business Combinations
 (“
ASC 805
”), and the resulting new basis of accounting is reflected in the Successor 2020 Period as of each acquisition date. As a result, financial information of the Predecessor and Successor periods has been prepared under two different bases of accounting and therefore are not comparable.
The combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“
GAAP
”) and all intercompany balances and transactions have
been eliminated in consolidation. Amounts presented within the combined financial statements and accompanying notes are presented in thousands of U.S. dollars unless stated otherwise, except for percentages, units, shares, per unit, and per share amounts.

Basis of Presentation
The interim condensed consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“
GAAP
”) for interim financial information. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission (“
SEC
”) for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. The interim condensed consolidated financial statements should be read in conjunction with the Company’s annual combined financial statements for the year ended December 31, 2020. The interim results for the three nine and nine-month periods ended September 30, 2021 are not necessarily indicative of the results expected for the year ending December 31, 2021 or any future interim periods.
PCI was identified as the Predecessor through an analysis of various factors, including size, financial characteristics, and ongoing management. The results for the three and nine-month periods ended September 30, 2020 (the “
Predecessor Q3 Period
” and “
Predecessor Period
,” respectively) relate to the predecessor period for BigBear and includes all of the ac
c
ounts of PCI only. As BigBear was formed on May 22, 2020, the Successor Q3 comparative period from May 22, 2020 through September 30, 2020 (the
“
Successor 2020 Period”
) and three months ended September 30, 2020 (the “
Successor 2020 Q3 Period”
) relates to activity of NuWave and BigBear.ai. The results and information as of December 31, 2020 relate to activity of BigBear and its subsidiaries. The results and information as of September 30, 2021, the three months ended September 30, 2021 (the “
Successor 2021 Q3 Period
”), and the nine months ended September 30, 2021 (the “
Successor 2021 Period
”) relate to activity of BigBear and its subsidiaries.
The NuWave, PCI, Open Solutions, and ProModel acquisitions were accounted for as business combinations in accordance with Financial Accounting Standards Board (“
FASB
”) Accounting Standards Codification 805,
 Business Combinations
 (“
ASC 805
”), and the resulting new basis of accounting is reflected in the applicable successor periods. All intercompany balances and transactions have been eliminated in consolidation. Amounts presented within the consolidated financial statements and accompanying notes are presented in thousands of U.S. dollars unless stated otherwise, except for percentages, unit, shares, per unit, and per share amounts.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, actual results could differ materially from those estimates. Accounting policies subject to estimates include valuation of goodwill, intangible assets, impairments, revenue recognition, income taxes, business combinations and equity-based compensation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, actual results could differ from those estimates. Accounting policies subject to estimates include valuation of intangible assets, revenue recognition, income taxes, and equity-based compensation.

Summary of Significant Accounting Policies
Significant Accounting Policies
The significant accounting policies used in preparing these interim condensed consolidated financial statements were applied on a basis consistent with those reflected in our annual combined financial statements for the year ended December 31, 2020.

Business Combinations
Business Combinations
The Company utilizes the acquisition method of accounting under ASC 805, for all transactions and events in which it obtains control over one or more other businesses (even if less than 100% ownership is acquired), to recognize the fair value of all assets and liabilities assumed and to establish the acquisition date fair value as of the measurement date.
While the Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed as of the acquisition date, the estimates and assumptions are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. For changes in the valuation of intangible assets between the preliminary and final purchase price allocation, the related amortization is adjusted in the period it occurs. Subsequent to the measurement period, any adjustment to assets acquired or liabilities assumed is included in operating results in the period in which the adjustment is determined. Transaction expenses that are incurred in connection with a business combination, other than costs associated with the issuance of debt or equity securities, are expensed as incurred.

Revenue Recognition
Revenue Recognition
The Company’s revenues from contracts with customers are from offerings including artificial intelligence and machine learning, data science, advanced analytics, offensive and defensive cyber, data management, cloud solutions, digital engineering, and systems integration, primarily with the U.S. Government and its agencies. The Company also serves various commercial customers.
The Company organizes its products into three categories:

1.	Observe – helps customers collect, normalize and curate data from a variety of sources in real-time.

2.	Orient – uses low code, composable, distributed, and event-driven predictive analytics to uncover hidden items in raw data and make sense of incomplete data.
3.	Dominate – helps customers turn data into insights by recommending and evaluating multiple courses of action through data visualization and descriptive analytics.
Each of our products can be sold individually or combined and sold together. Regardless of whether a customer is procuring only one of our products or a combination of our products, our contracts generally include a significant service of integrating the products with our customer’s existing solutions and information systems. After we implement our products, we may also enter into contracts with our customers to further refine or customize these solutions to either enhance the functionality or adjust for changes in our customer’s requirements. These post-implementation service contracts are generally performed on a time-and-materials basis.
The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. The Company performs under various types of contracts, which generally include firm-fixed-price (“
FFP
”) and
time-and-materials
(“
T&M
”) contracts.
Under fixed-price contracts, we agree to perform the specified work for a pre-determined
price. To the extent our actual costs vary from the estimates upon which the price was negotiated, we will generate more or less profit or could incur a loss. Under T&M contracts, we agree to perform the specified work for a pre-determined
rate per hour, as well as the reimbursement of other direct billable costs which are presented on a gross basis. The Company has a right to consideration from the customer in an amount that corresponds directly with the value of the Company’s performance and recognizes revenue in the amount to which the Company has a right to invoice (the “right to invoice” practical expedient).
The Company assesses each contract at its inception to determine whether it should be combined with other contracts. When making this determination, the Company considers factors such as whether two or more contracts were negotiated and executed at or near the same time or were negotiated with an overall profit objective. If combined, the Company treats the combined contracts as a single contract for revenue recognition purposes.
We generally use internally developed and third-party applications, which we customize, when implementing our products to meet specific customer requirements. The Company evaluates the products or services promised in each contract at inception to determine whether the contract should be accounted for as having one or more performance obligations. Each of our products is capable of being distinct as the customer can benefit from each individual product on its own or with other resources that are readily available. When our customer contracts include a significant service of integrating our products to provide a set of integrated or highly interrelated tasks, we account for these arrangements as a single performance obligation. While our contracts provide customers access to our solutions, the contracts generally do not contain separate licensing provisions for independent use of the underlying internally developed software. Additionally, these components are highly interdependent and highly interrelated into the solutions we deliver to our customers. Therefore, these components are not capable of being distinct and are not separately identifiable from the other promises in the contract. In cases where our customer contracts have an explicit licensing provision, they are generally accounted for as a separate performance obligation.
In limited cases, our contracts have more than one distinct performance obligation, which occurs when we perform activities that are not highly complex or interrelated. Significant judgment is required in determining performance obligations, and these determinations could change the amount of revenue and profit recorded in a given period.
The Company determines the transaction price for each contract based on the consideration the Company expects to receive for the products or services being provided under the contract. For contracts where a portion of the price may vary, the Company estimates variable consideration at the most likely amount, which is included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur. The Company analyzes the risk of a significant revenue reversal and if necessary, constrains the amount of variable consideration recognized in order to mitigate this risk.
At the inception of a contract, the Company estimates the transaction price based on its current rights and does not contemplate future modifications (including unexercised options) or follow-on
contracts until they become legally enforceable. Contracts are often subsequently modified to include changes in specifications, requirements or price, which may create new or change existing enforceable rights and obligations. Depending on the nature of the modification, the Company considers whether to account for the modification as an adjustment to the existing contract or as a separate contract. Our contracts with the U.S. government often contain options to renew existing contracts for an additional period of time (generally a year at a time) under the same terms and conditions as the original contract, and generally do not provide the customer any material rights under the contract. Therefore, such modifications are accounted for as if they were part of the existing contract and recognized as a cumulative adjustment to revenue. We account for renewal options as separate contracts when they include distinct goods or services at standalone selling prices.
For contracts with multiple performance obligations, the Company allocates the transaction price to each performance obligation based on the estimated standalone selling price of the product or service underlying each performance obligation. The standalone selling price represents the amount the Company would sell the product or service to a customer on a standalone basis (i.e., not bundled with any other products or services). Our contracts with the U.S. government are subject to the Federal Acquisition Regulation (“
FAR
”) and priced on estimated or actual costs of providing the goods or services. The FAR provides guidance on types of costs that are allowable in establishing prices for goods and services provided to the U.S. government and its agencies. Each contract is competitively priced and bid separately. Pricing for
non-U.S.
government agencies and commercial customers is based on specific negotiations with each customer. In circumstances where the standalone selling price is not directly observable, we estimate the standalone selling price using the expected cost-plus margin approach.
The Company recognizes revenue as performance obligations are satisfied and the customer obtains control of the products and services. In determining when performance obligations are satisfied, the Company considers factors such as contract terms, payment terms and whether there is an alternative future use of the product or service. Substantially all of the Company’s revenue is recognized over time as the Company performs under the contract because control of the work in process transfers continuously to the customer. For most contracts with the U.S. Government, this continuous transfer of control of the work in process to the customer is supported by clauses in the contract that give the customer ownership of work in process and allow the customer to unilaterally terminate the contract for convenience and pay the Company for costs incurred plus a reasonable profit. For most
non-U.S.
Government contracts, continuous transfer of control to the customer is supported because the Company delivers products that do not have an alternative use to us and if our customer were to terminate the contract for reasons other than our non-performance
we would have the right to recover damages which would include, among other potential damages, the right to payment for our work performed to date plus a reasonable profit.
For performance obligations to deliver products with continuous transfer of control to the customer, revenue is recognized based on the extent of progress towards completion of the performance obligation, generally using the percentage-of-completion
cost-to-cost
measure of progress for our contracts because it best depicts the transfer of control to the customer as we incur costs on our contracts. Under the percentage-of-completion
cost-to-cost
measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs to complete the performance obligation(s). For performance obligations to provide services to the customer, revenue is recognized over time based on costs incurred or the right to invoice method (in situations where the value transferred matches our billing rights) as our customer receives and consumes the benefits.
For performance obligations in which control does not continuously transfer to the customer, we recognize revenue at the point in time in which each performance obligation is fully satisfied. This coincides with the point in time the customer obtains control of the product or service, which typically occurs upon customer acceptance or receipt of the product or service, given that we maintain control of the product or service until that point.
For arrangements with the U.S. Government, we generally do not begin work on contracts until funding is appropriated by the customer. Billing timetables and payment terms on our contracts vary based on a number of factors, including the contract type. Cost-reimbursable and T&M contracts are generally billed as costs are incurred. FFP contracts are generally billed based on milestones, which are the achievement of specific events as defined in the contract. We recognize a liability for payments in excess of revenue recognized, which is presented as a contract liability on the balance sheet. The portion of payments retained by the customer is not considered a significant financing component; the Company expects, at contract inception, that the lag period between the transfer of a promised good or service to a customer and when the customer pays for that good or service will not constitute a significant financing component. Many of the Company’s long-term contracts have milestone payments, which align the payment schedule with the progress towards completion on the performance obligation. On some contracts, the Company may be entitled to receive an advance payment, which is not considered a significant financing component because it is used to facilitate inventory demands at the onset of a contract and to safeguard the Company from the failure of the other party to abide by some or all of their obligations under the contract.
For fixed-price and cost-reimbursable contracts, we present revenues recognized in excess of billings as contract assets on the balance sheet. Amounts billed and due from our customers are classified as receivables on the balance sheet.

Sale of Products
Sale of Products
Revenue from sale of products to customers purchased from third parties is recognized at a point in time when control has transferred to the customer. Control is transferred to the customer upon customer acceptance or receipt of the product. At this point in time, the Company has a present right to payment, and the customer has legal title and physical possession of the product as well as the risks and rewards of ownership.

Contract Balances
Contract Balances
Contract balances result from the timing of revenue recognized, billings and cash collections, and the generation of contract assets and liabilities.
Contract assets represent revenue recognized in excess of amounts invoiced to the customer and the right to payment is not subject to the passage of time. Contract liabilities consist of deferred product revenue, billings in excess of revenues, deferred service revenue, and customer advances. Deferred product revenue represents amounts that have been invoiced to customers but are not yet recognizable as revenue because the Company has not satisfied its performance obligations under the contract. Deferred product revenue is included in contract liabilities in the combined balance sheet. Billings in excess of revenues represents milestone billing contracts where the billings of the contract exceed recognized revenues.
Contract asset balances on the Company’s combined balance sheets were $2,575 as of December 31, 2020 (Successor), compared to $269 as of December 31, 2019 (Predecessor). The change was primarily driven by contract asset balances as of the Successor 2020 Period including contract asset balances related to NuWave, PCI and ProModel, while the Predecessor 2019 Period included contract asset balances related to PCI only.
Contract liability balances were $541 as of the December 31, 2020 (Successor); there were no contract liabilities as of December 31, 2019 (Predecessor). The change was primarily driven by contract liability balances as of the Successor 2020 Period including contract liability balances related to NuWave and ProModel, while the Predecessor 2019 Period included contract liability balances related to PCI only.

Remaining Performance Obligations
Remaining Performance Obligations
The Company includes in its computation of remaining performance obligations customer orders for which it has accepted signed sales orders. As of December 31, 2020 (Successor), the aggregate amount of the transaction price allocated to remaining performance obligations was $108,843. The Company expects to recognize approximately 94% of its remaining performance obligations as revenue within the next 12 months and the balance thereafter.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents are comprised of cash on hand, cash balances with banks and similar institutions and all highly liquid investments with an original maturity of three months or less. The Company considers all short-term investments with an original maturity of three months or less, when purchased, to be cash equivalents.

Long-Lived Assets
Long-Lived Assets
The Company regularly evaluates its property and equipment and intangible assets other than goodwill for impairment when events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable, in accordance with ASC 360,
Property, Plant, and Equipment
(“
ASC 360
”) and
ASC 350, Intangibles—Goodwill and Other
(“
ASC 350
”). If the Company determines that the carrying amount of an asset or asset group is not recoverable based upon the undiscounted expected future cash flows of the asset or asset group, the Company records an impairment loss equal to the excess of carrying amount over the estimated fair value of the asset or asset group.

Property and Equipment
Property and Equipment
Property and equipment are the long-lived, physical assets of the Company acquired for use in the Company’s normal business operations and not intended for resale by the Company. These assets are recorded at cost. Renewals and betterments that increase the useful lives of the assets are capitalized. Repair and maintenance expenditures that increase the efficiency of the assets are expensed as incurred. Assets under capital leases are recorded at the present value of the minimum lease payments required during the lease period. Depreciation is based on the estimated useful lives of the assets using the straight-line method and is included in selling, general and administrative or cost of revenues based upon the asset. Expected useful lives are reviewed at least annually. Estimated useful lives are as follows:

Property and equipment	Estimated useful life in years
Computer equipment	3
Furniture and fixtures	7
Laboratory equipment	5-10
Software	3-5
Leasehold improvements	5 or lease term
As assets are retired or sold, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations.
Finite-lived Intangible Assets
Finite-lived Intangible Assets
Finite-lived intangible assets result from the Company’s various business combinations and consist of identifiable finite-lived intangible assets, including technology, trademarks, and customer relationships. These finite-lived intangible assets are reported at cost, net of accumulated amortization, and are either amortized on a straight-line basis over their estimated useful lives or over the period the economic benefits of the intangible asset are consumed.

Leases
Leases
In accordance with
ASC 840, Leases
(“
ASC 840
”) the Company recognizes the minimum
non-contingent
rent required under an operating lease as rent expense on a straight-line basis over the life of the lease, with differences between amounts recognized as expense and the amounts actually paid recorded as deferred rent, and included in other current liabilities on the accompanying balance sheet.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value. ASC 820,
Fair Value Measurement and Disclosures
(“
ASC 820
”), specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs have created the following fair-value hierarchy:
Level 1—Quoted prices for identical instruments in active markets;
Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and
Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
These inputs are based on Company’s own assumptions about current market conditions and require significant management judgement or estimation. Financial instruments consist of cash equivalents, accounts receivable, accounts payable, accrued liabilities and debt. Cash equivalents are stated at fair value on a recurring basis. Accounts receivable, accounts payable and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt of payment date.

Income Taxes
Income Taxes
The Company estimates its current tax expense together with assessing temporary differences resulting from differing treatment of items not currently deductible for tax purposes. These differences result in deferred tax assets and liabilities on the Company’s combined balance sheets, which are estimated based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates that will be in effect when these differences reverse. In general, deferred tax assets represent future tax benefits to be received when certain expenses previously recognized in the Company’s combined statements of operations become deductible expenses under applicable income tax laws or loss or credit carry forwards are utilized. Accordingly, the realization of the Company’s deferred tax assets are dependent on future taxable income against which these deductions, losses, and credits can be utilized.

The Company evaluates the realizability of its deferred tax assets and recognizes a valuation allowance when it is more likely than not that a future benefit on such deferred tax assets will not be realized. Changes in the valuation allowance, when recorded, would be included in the Company’s combined statements of operations. Management’s judgment is required in determining the Company’s valuation allowance recorded against its net deferred tax assets.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. The Company recognizes interest and penalties related to uncertain tax positions in its provision (benefit) for income taxes. As of December 31, 2020, there were no accruals for uncertain tax positions.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, certificates of deposit, and accounts receivable. The Company places its cash and cash equivalents with financial institutions of high credit quality. At times, such amounts may exceed federally insured limits. Cash and cash equivalents on deposit or invested with financial and lending institutions was $9,704 and $1,644, as of December 31, 2020 (Successor) and December 31, 2019 (Predecessor), respectively.
The Company provides credit to customers in the normal course of business. The carrying amount of current accounts receivable is stated at cost, net of an allowance for doubtful accounts. The Company performs ongoing credit evaluations of its customers’ financial condition and limits the amount of credit extended when deemed necessary. The Company maintains an allowance for doubtful accounts to provide for the estimated amount of accounts receivable that will not be fully collected. The allowance is based on the assessment of the following factors: customer creditworthiness, historical payment experience, and age of outstanding accounts receivable and any applicable collateral.

Segment Information
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in two operating and reportable segments, Cyber & Engineering and Analytics, as the CODM reviews financial information presented for both segments on a disaggregated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.

Cyber & Engineering
Cyber & Engineering
The Cyber & Engineering segment provides
high-end
technology and management consulting services to its customers. This segment focuses in the areas of cloud engineering and enterprise IT, cybersecurity, computer network operations and wireless, systems engineering, strategy and program planning. The segment’s primary solutions relate to the identification of cyber-attack risks and the development and deployment of customized solutions to mitigate those risks.

Net Loss Per Share of Common Stock
Net Income (Loss) per Unit
Basic net income (loss) per unit is computed by dividing net income (loss) applicable to unitholders by the weighted average number of units outstanding for the period. Diluted net income (loss) per unit assumes conversion of potentially dilutive Units such as stock options. The Company’s combined statements of operations include a presentation of net loss per Unit for the Successor 2020 Period.

Analytics
Analytics
The Analytics segment provides
high-end
technology and consulting services to its customers. This segment focuses on the areas of big data computing and analytical solutions, including predictive and prescriptive analytic software solutions. The segment’s primary solutions assist customers in aggregating, interpreting, and synthesizing data to enable real-time decision-making capabilities.
The Predecessor operated as a single reportable operating segment of Cyber & Engineering.

Goodwill
Goodwill
Goodwill is the amount by which the purchase price exceeded the fair value of the net identifiable assets acquired and liabilities assumed in a business combination on the date of acquisition. Goodwill is assessed for impairment at least annually as of October 1, on a reporting unit basis, or when events and circumstances occur indicating that the recorded goodwill may be impaired. The Company assesses impairment first on a qualitative basis to determine if a quantitative assessment is necessary. In circumstances where our qualitative analysis indicates that the fair value of a reporting unit does not exceed its carrying value, the goodwill impairment loss is measured as the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill. All indefinite-lived assets are reviewed for impairment annually, and as necessary if indicators of impairment are present.

Internal-Use Software
Internal-Use
Software
Costs incurred in developing
internal-use
software are either capitalized or expensed, depending on both the nature of the costs and the phase of development in which they are incurred. Costs incurred for implementation activities during the preliminary and post-implementation phases of a project are expensed as incurred, while costs incurred during the application development phase are generally capitalized. Costs incurred to upgrade or enhance existing software are capitalized if the changes result in additional functionality, but these costs are expensed if the software’s functionality is not improved. During the Successor 2020 Period, Predecessor 2020 Period, Predecessor 2019 Period and Predecessor 2018 Period no costs were capitalized.

Research and Development Costs
Research and Development Costs
Research and development costs are primarily made up of labor charges, prototype material, and development expenses. Research and development costs are expensed in the period incurred.

Advertising Cost
Advertising Costs
All advertising, promotional and marketing costs are expensed when incurred. During the Successor 2020 Period, Predecessor 2020 Period, Predecessor 2019 Period and Predecessor 2018 Period, advertising costs were $35, $57, $42 and $11, respectively, and are included in selling, general and administrative expenses within the combined statements of operations.

Net Income (Loss) per Unit
Net Income (Loss) per Unit
Basic net income (loss) per unit is computed by dividing net income (loss) applicable to unitholders by the weighted average number of units outstanding for the period. Diluted net income (loss) per unit assumes conversion of potentially dilutive Units such as stock options. The Company’s combined statements of operations include a presentation of net loss per Unit for the Successor 2020 Period.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
The FASB issued ASU
No. 2016-02,
Leases
(“
ASC 842
”) (“
ASU
2016-02
”), which supersedes the current lease requirements in ASC 840. ASU
2016-02
requires lessees to recognize a
right-of-use
asset and related lease liability for all leases, with a limited exception for short-term
leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with any capital leases recognized on the combined balance sheets. The reporting of lease-related
expenses in the combined statements of operations and cash flows will be generally consistent with the current guidance. The new lease guidance will be effective for the year ending December 31, 2022 and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company is currently evaluating the impact of adopting the new standard. The adoption of this standard will require the recognition of a right of use asset and liability on the Company’s combined balance sheets.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments–Credit Losses (
“
ASC 326
”
)
(“
ASU
2016-13
”), an amendment of the FASB Accounting Standards Codification. Subsequent to the issuance of ASU
2016-13,
there were various updates that amended and clarified the impact of ASU
2016-13.
ASU
2016-13
broadens the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The amendments in ASU
2016-13
will require an entity to record an allowance for credit losses for certain financial instruments and financial assets, including accounts receivable, based on expected losses rather than incurred losses. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. The use of forecasted information incorporates more timely information in the estimate of expected credit losses. The new guidance will be effective for the years beginning after December 15, 2022. The Company does not expect this guidance to have a material impact to its combined financial statements or related disclosures.

Recently Issued Accounting Pronouncements
The FASB issued Accounting Standards Update (“ASU”)
No. 2016-02,
Leases (Topic 842) (“
ASU
2016-02
”), which supersedes the current lease requirements in ASC 840, Leases. ASU
2016-02
requires lessees to recognize a
right-of-use
asset and related lease liability for all leases, with a limited exception for short-term
leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with any capital leases recognized on the condensed consolidated balance sheets. The reporting of lease-related
expenses in the condensed consolidated statements of operations and cash flows will be generally consistent with the current guidance. The new lease guidance will be effective for the year ending December 31, 2022 and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company is currently evaluating the impact of adopting the new standard. The adoption of this standard will require the recognition of a right of use asset and liability on the Company’s condensed consolidated balance sheets.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments–Credit Losses (Topic 326) (“
ASU
2016-13
”), an amendment of the FASB Accounting Standards Codification. Subsequent to the issuance of ASU
2016-13,
there were various updates that amended and clarified the impact of ASU
2016-13.
ASU
2016-13
broadens the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The amendments in ASU
2016-13
will require an entity to record an allowance for credit losses for certain financial instruments and financial assets, including accounts receivable, based on expected losses rather than incurred losses. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. The use of forecasted information incorporates more timely information in the estimate of expected credit losses. The new guidance will be effective for the years beginning after December 15, 2022. The Company does not expect this guidance to have a material impact on its condensed consolidated financial statements or related disclosures.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In May 2014, the FASB issued ASU
2014-09,
Revenue from Contracts with Customers
(“
ASC 606
”) (“
ASU
2014-09
”), which replaces numerous requirements in GAAP, including industry-specific requirements, and provides companies with a single revenue recognition model for recognizing revenue from contracts with customers. The core principle of the new standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services in accordance with the five-step model outlined in ASC 606. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented, and the cumulative effect of applying the standard would be recognized at the earliest period presented; or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application.
The requirements of ASU
2014-09
were adopted by PCI effective January 1, 2019 and adopted by the remaining entities effective January 1, 2020 using the modified retrospective method. The Company identified key factors from the five-step model to recognize revenue as prescribed by the new standard that may be applicable to each of the Company’s contract types. Significant customers and contracts were identified, and the Company reviewed these contracts. The Company completed the evaluation of the provisions of these contracts and compared the historical accounting policies and practices to the requirements of the new standard, including the related qualitative disclosures regarding the potential impact of the effects of the accounting policies and a comparison to the Predecessor previous revenue recognition policies. Based on the completed evaluation, the Company determined the adoption of the requirements of ASU
2014-09
did not have a material impact on the combined financial statements.
In January 2017, the FASB issued ASU
No. 2017-04
, Intangibles—Goodwill and Other (
“
ASC 350
”
): Simplifying the Test for Goodwill Impairment
(“
ASU
2017-04
”), an amendment of the FASB Accounting Standards Codification. ASU
2017-04
eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (the “
Step 2 test
”) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. The new standard is effective for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2022. ASU
2017-04
requires prospective adoption and permits early adoption for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company concluded that there is no impact to its combined financial statements from adopting this guidance on January 1, 2020.
In August 2018, the Financial Accounting Standards Board (“
FASB
”) issued Accounting Standards Update (“
ASU
”)
2018-13,
Fair Value Measurement
(“
ASC 820
”), which modifies, removes and adds certain disclosure requirements on fair value measurements. The new guidance was required for the Company for the annual reporting period beginning January 1, 2020 and interim periods within that fiscal year. The Company adopted this guidance starting from January 1, 2020, however, there was no material impact resulting from the adoption of this pronouncement.
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40)
(“
ASU
2018-15
”), an amendment of the FASB Accounting Standards Codification. ASU
2018-15
provides guidance to determine whether to capitalize implementation costs of a cloud computing arrangement that is a service contract or expense such costs as incurred. Costs of arrangements that do not include a software license should be accounted for as a service contract and expensed as incurred. ASU
2018-15
is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. ASU
2018-15
permits two methods of adoption: prospectively to all implementation costs incurred after the date of adoption, or retrospectively to each prior reporting period presented. The Company concluded that there is no impact to its combined financial statements from adopting this guidance on January 1, 2020.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (ASC 740): Simplifying the Accounting for Income Taxes
(“
ASU
2019-12
”), an amendment of the FASB Accounting Standards Codification. The amendments in this ASU simplify the accounting for income taxes by removing certain exceptions for intra period tax allocations and deferred tax liabilities for equity method investments and adds guidance whether a step-up
in tax basis of goodwill relates to a business combination or a separate transaction. This ASU is effective for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company concluded that there is no impact to its combined financial statements from adopting this guidance on January 1, 2020.

Recently Adopted Accounting Pronouncements
In August 2020, the FASB issued ASU
2020-06,
 Debt with Conversion and Other Options (Subtopic
470-20)
and
Derivatives and Hedging – Contracts in Entity
’
s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity
’
s Own Equity
(“ASU
2020-06”),
which, amongst other provisions, simplifies the guidance on the issuer’s accounting for convertible instruments and the derivative scope exception for contracts in an entity’s own equity such that fewer conversion features will require separate recognition and modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted earnings per share computation. While ASU
2020-06
is required for fiscal years beginning after December 15, 2021 (including interim periods), early adoption is permitted for fiscal years (including interim periods) beginning after December 15, 2020. The Company early adopted ASU
2020-06
as of January 1, 2021 on the modified retrospective basis, which requires the cumulative effect of applying the standard to be recognized at the date of initial application. The Company does not have an existing convertible instrument or a contract in its own equity as of the initial application date and therefore the adoption of ASU
2020-06
did not have a material impact on the condensed consolidated financial statements.

Financial Instruments
Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value. ASC 820,
Fair Value Measurement and Disclosures
(“
ASC 820
”), specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs have created the following fair-value hierarchy:
Level 1—Quoted prices for identical instruments in active markets;
Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and
Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
These inputs are based on Company’s own assumptions about current market conditions and require significant management judgement or estimation. Financial instruments consist of cash equivalents, accounts receivable, accounts payable, accrued liabilities and debt. Cash equivalents are stated at fair value on a recurring basis. Accounts receivable, accounts payable and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt of payment date.

GigCapital4, Inc
Accounting Policies [Line Items]
Basis of Presentation	Basis of Presentation The financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying unaudited condensed interim financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) pursuant to the rules and regulations of the SEC and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position as of September 30, 2021, and the results of operations and cash flows for the periods presented. Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to such rules and regulations.
The accompanying unaudited condensed interim financial statements should be read in conjunction with the Company’s Annual Report on Form
10-K
filed with the SEC on March 31, 2021. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents. The Company maintains cash balances that at times may be uninsured or in deposit accounts that exceed Federal Deposit Insurance Corporation limits. The Company maintains its cash deposits with major financial institutions.

Cash and Cash Equivalents
The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents. The Company maintains cash balances that at times may be uninsured or in deposit accounts that exceed Federal Deposit Insurance Corporation limits. The Company maintains its cash deposits with major financial institutions.

Fair Value of Financial Instruments	Financial Instruments The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the balance sheet primarily due to their short-term nature.		Financial Instruments The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the condensed balance sheet primarily due to their short-term nature.
Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
The Company prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Income Taxes
The Company follows the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
The Company prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of September 30, 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of September 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which at times, may exceed federally insured limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which at times, may exceed federally insured limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Revision to Previously Reported Financial Statements
Revision to Previously Reported Financial Statements
In preparation of the Company’s unaudited condensed financial statements as of and for the three- and nine-month periods ended September 30, 2021, the Company concluded it should revise its condensed financial statements to classify all its public shares to common stock subject to possible redemption in temporary equity. In accordance with the SEC and its guidance on redeemable equity instruments, Accounting Standards Codification Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”), paragraph
10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its public shares in permanent equity, or total stockholders’ deficit. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem shares of common stock issued in the Offering in an amount that would cause its net tangible assets to be less than $5,000,001. The Company considered that the threshold would not change the nature of the underlying shares as redeemable and thus would be required to be disclosed outside permanent equity. As a result, the Company revised its previously filed condensed financial statements to classify all of the shares of common stock issued in the Offering as temporary equity. The change in the carrying value of the common stock subject to possible redemption resulted in a decrease of approximately $17.0 million in additional paid-in
capital, as well as a reclassification of 1,695,412 shares of common stock subject to possible redemption from permanent equity to temporary equity.
The impact of the revision to the unaudited condensed balance sheets as of March 31, 2021 and June 30, 2021, is a reclassification of $15.2 million and $17.0 million, respectively, from total stockholders’ deficit (permanent equity) to common stock subject to possible redemption (temporary equity). There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss). In connection with the change in presentation for the common stock subject to possible redemption, the Company has revised its net loss per share calculation for the change in the number of shares of common stock subject to possible redemption. Net loss per share, non-redeemable
common stock remained $0.06 per share for the three months ended March 31, 2021, and increased $0.02 and $0.03 for the three and six months ended June 30, 2021, respectively.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.

Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.

Net Loss Per Share of Common Stock
Net Loss Per Share of Common Stock
Net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period (after deducting 1,170,000 shares subject to forfeiture in connection with the Proposed Offering), plus to the extent dilutive the incremental number of shares of common stock to settle warrants, as calculated using the treasury stock method. As of December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net loss per common share is the same as basic net loss per common share for the period.

Net Loss Per Share of Common Stock
The Company’s condensed statements of operations and comprehensive loss includes a presentation of income per share for common stock subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income per share, basic and diluted, for common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account by the weighted-average number of common stock subject to possible redemption outstanding since original issuance.
Net loss per share, basic and diluted, for
non-redeemable
common stock is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to common stock subject to possible redemption, by the weighted-average number of non-redeemable
common stock outstanding for the period, basic and diluted.
When calculating its diluted net loss per share, the Company has not considered the effect of (i) the incremental number of shares of common stock to settle warrants sold in the Offering and Private Placement, as calculated using the treasury stock method and (ii) the shares issued to the Insiders representing 18,000 shares of common stock underlying restricted stock awards for the periods they were outstanding. Since the Company was in a net loss position during the periods after deducting net income attributable to common stock subject to redemption, diluted net loss per common share is the same as basic net loss per common share for the periods presented as the inclusion of all potential common shares outstanding would have been anti-dilutive.

Net Income (Loss) per Unit
Net Loss Per Share of Common Stock
Net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period (after deducting 1,170,000 shares subject to forfeiture in connection with the Proposed Offering), plus to the extent dilutive the incremental number of shares of common stock to settle warrants, as calculated using the treasury stock method. As of December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net loss per common share is the same as basic net loss per common share for the period.

Net Loss Per Share of Common Stock
The Company’s condensed statements of operations and comprehensive loss includes a presentation of income per share for common stock subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income per share, basic and diluted, for common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account by the weighted-average number of common stock subject to possible redemption outstanding since original issuance.
Net loss per share, basic and diluted, for
non-redeemable
common stock is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to common stock subject to possible redemption, by the weighted-average number of non-redeemable
common stock outstanding for the period, basic and diluted.
When calculating its diluted net loss per share, the Company has not considered the effect of (i) the incremental number of shares of common stock to settle warrants sold in the Offering and Private Placement, as calculated using the treasury stock method and (ii) the shares issued to the Insiders representing 18,000 shares of common stock underlying restricted stock awards for the periods they were outstanding. Since the Company was in a net loss position during the periods after deducting net income attributable to common stock subject to redemption, diluted net loss per common share is the same as basic net loss per common share for the periods presented as the inclusion of all potential common shares outstanding would have been anti-dilutive.

Recently Issued Accounting Pronouncements
Recent Accounting Pronouncements
The Company does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recently Adopted Accounting Pronouncements
Recent Accounting Pronouncements
In August 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”)
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”)
to simplify certain financial instruments. ASU
2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments. ASU
2020-06
is for fiscal years beginning after December 15, 2021 and should be applied on a full or modified retrospective basis. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted ASU
2020-06
effective February 23, 2021. The adoption of ASU
2020-06
did not have a material impact on the Company’s condensed financial statements.
The Company does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s condensed financial statements.

Reconciliation of Net Loss Per Common Share
Reconciliation of Net Loss Per Common Share
In accordance with the
two-class
method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	For the Three Months Ended September 30, 2021	For the Nine Months Ended September 30, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$6,346	$14,144

Net income attributable to common stock subject to possible redemption	$6,346	$14,144

Denominator: Weighted-average common shares subject to redemption
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	35,880,000	30,491,429

Basic and diluted net income per share, common stock subject to possible redemption	$0.00	$0.00

Non-Redeemable common stock
Numerator: Net loss minus net earnings—Basic and diluted
Net loss	$(1,924,883)	$(4,280,092)
Less: net income attributable to common stock subject to redemption	(6,346)	(14,144)

Net loss attributable to non-redeemable common stock	$(1,931,229)	$(4,294,236)

Denominator: Weighted-average non-redeemable common shares
Weighted-average non-redeemable common shares outstanding, basic and diluted	10,051,600	9,886,459

Net loss per share, non-redeemable common stock, basic and diluted	$(0.19)	$(0.43)

Cash and Marketable Securities Held in Trust Account			Cash and Marketable Securities Held in Trust Account As of September 30, 2021, the assets held in the Trust Account consisted of money market funds investing in U.S. Treasury Bills and cash.
Financial Instruments	Financial Instruments The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the balance sheet primarily due to their short-term nature.		Financial Instruments The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the condensed balance sheet primarily due to their short-term nature.
Offering Costs
Deferred Offering Costs
Costs incurred in connection with preparation for the Proposed Offering, together with the underwriters discount, will be reclassified to additional paid-in
capital as a reduction to the gross proceeds received upon completion of the Proposed Offering or charged to operations if the Proposed Offering is not completed.

Offering Costs
Offering costs in the amount of $20,397,899 consist of legal, accounting, underwriting fees and other costs incurred through the Offering date that are directly related to the Offering. Offering costs were charged to stockholders’ equity and recorded in additional paid-in
capital as a reduction to the gross proceeds received upon completion of the Offering.

Share Based Compensation
Stock-based Compensation
Stock-based compensation related to restricted stock awards are based on fair value of common stock on the grant date. The shares underlying the Company’s restricted stock awards are subject to forfeiture if these individuals resign or are terminated for cause prior to the completion of the Business Combination. Therefore, the related stock-based compensation will be recognized upon the completion of a Business Combination, unless the related shares are forfeited prior to a Business Combination occurring.

Common Stock Subject To Possible Redemption
Common Stock Subject to Possible Redemption
Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity (deficit). The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of September 30, 2021, common stock subject to possible redemption is presented as temporary equity, outside of the stockholders’ deficit section of the Company’s condensed balance sheets.

Warrant Liability
Warrant Liability
The Company accounts for warrants for shares of the Company’s common stock that are not indexed to its own stock as liabilities at fair value on the condensed balance sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense) on the condensed statements of operations and comprehensive loss. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to additional paid-in
capital.